Note 4 - Business Combinations (Details) - Fair Value of Assets Acquired and Liabilities Assumed (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012	Sep. 30, 2013
Note 4 - Business Combinations (Details) - Fair Value of Assets Acquired and Liabilities Assumed [Line Items]
Goodwill	$ 55,545	$ 75,466	[1]	$ 33,877
SBG Energy Services, LLC [Member]
Note 4 - Business Combinations (Details) - Fair Value of Assets Acquired and Liabilities Assumed [Line Items]
Current assets					35
Property and equipment					300
Intangible assets - customer relationships					150
Goodwill					971
Total assets acquired					1,456
Current liabilities					35
Net assets acquired					$ 1,421

[1]	Recast - Note 2